FAIR VALUE MEASUREMENTS - Narrative (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 $ / shares
EBP, Investment, Fair Value and NAV [Line Items]
Competing fund direct exchange prohibition, period after redemption	90 days
Money market funds | Measurement Input, Transaction Price
EBP, Investment, Fair Value and NAV [Line Items]
Measurement input	1.00